FAIR VALUES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	$ 5,767	$ 6,160
Valuation allowance	374	381
Other real estate owned	2,628	3,104
One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance	235	234
Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance	139	118
Home equity
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance		29
Non-recurring | Significant Unobservable Inputs (Level 3) | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	513	272
Other real estate owned	130	164
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	526	383
Other real estate owned	2,283	2,725
Non-recurring | Significant Unobservable Inputs (Level 3) | Home equity
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		7
Non-recurring | Carrying Value
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	1,413	773
Valuation allowance	374	111
Additional provision for loan losses	0	111
Other real estate owned	2,636	4,371
Valuation allowance	223	1,482
Write-down	0	520
Non-recurring | Estimate of Fair Value | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	513	272
Other real estate owned	130	164
Non-recurring | Estimate of Fair Value | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	526	383
Other real estate owned	2,283	2,725
Non-recurring | Estimate of Fair Value | Home equity
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		$ 7